Supplementary Financial Statement Information - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Institutions	$ 124	$ 214
Accrued interest	1,572
Warranty liability	807	234
Other	1,417
Total	$ 3,920	$ 448